Refinancing and restructuring operations - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 ARS ($)
Refinancing and restructuring operations [Abstract]
Probability of default of facilities assigned and classified in stage 3	100.00%
Financial assets with modified contractual cash flows while loss allowance measured at lifetime expected credit losses for which loss allowance changed during reporting period to 12-month expected credit losses, gross carrying amount	$ 6,918,523
Expected Credit Losses	$ 2,866,482